Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 05, 2025
EFHT’s [Member]
Related Party Transactions [Line Items]
Related party total payments	$ 120,000	$ 120,000
TransportCo [Member]
Related Party Transactions [Line Items]
Related party total payments	$ 500	0	$ 196,425
Previously Reported [Member] | TransportCo [Member]
Related Party Transactions [Line Items]
Related party total payments		$ 103,308
Ashley Humble [Member]
Related Party Transactions [Line Items]
Percentage of owned		100.00%		100.00%